Appendix 5 Details of Due Dates of Payments to Suppliers - Summary of Estimated Sales and Purchases of Energy and Capacity - Income Statement (Detail) - Estimated Sales and Purchases of Energy and Capacity [Member] - CLP ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy Sales	$ 138,673,518	$ 150,947,785	$ 146,352,483
Energy Purchases	27,956,074	48,679,508	60,035,699
Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy Sales	7,776,584	50,140,904	49,591,659
Energy Purchases	$ 7,373,831	$ 11,425,216	$ 47,156,593